Related Party Transactions - Additional Information (Detail)												12 Months Ended
	Dec. 16, 2024 USD ($)	Jun. 28, 2024 USD ($)	May 02, 2024 USD ($)	Dec. 15, 2023 USD ($)	Jun. 13, 2023 USD ($)	May 02, 2023 USD ($)	Jan. 30, 2023 USD ($) shares	Dec. 20, 2022 USD ($)	Aug. 09, 2022 USD ($)	Jun. 01, 2022 USD ($)	Dec. 30, 2021 USD ($) Storagefacility	Dec. 31, 2024 USD ($) StorageFacility shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 07, 2024 $ / shares	Jul. 31, 2024 USD ($)	Jul. 29, 2024 USD ($)	Jun. 30, 2024	Nov. 01, 2023 $ / shares	Jan. 31, 2023 USD ($)	Aug. 29, 2022 USD ($)	Mar. 16, 2021 USD ($)	Mar. 10, 2021 USD ($)
Related Party Transaction [Line Items]
Payables to related parties													$ 11,000
Percentage of investment fee due upon closing							1.00%
Reimbursement of stock dividend				$ 6,600,000
Upfront sales commission																			3.00%
Upfront dealer manager																			3.00%
Organization and offering expense																			1.00%
Fully repayment of debt												$ 20,000,000	12,017,000	$ 86,237,000
Number of self storage facilities											2	161
Principal borrowing amount																						$ 500,000,000
Maturity Date Range, Start		Dec. 31, 2024
Maturity Date Range, End		Dec. 31, 2025
Other Income
Related Party Transaction [Line Items]
Dividend distribution received												$ 300,000	300,000
SST VI
Related Party Transaction [Line Items]
Payables to related parties												200,000
Reimbursement of stock dividend												9,300,000
Offering price | $ / shares															$ 10				$ 10
Fully repayment of debt						$ 51,700,000
Debt instrument, description of variable rate basis					SOFR plus 3.0%
Debt instrument, description of variable rate basis, extended		SOFR plus 4.0%			SOFR plus 4.0%
Debt instrument, fee percentage					0.25%
Principal borrowing amount					$ 15,000,000
Commitment fee percentage					1.00%
Borrowing capacity		$ 25,000,000
Principal borrowing amount, currently available												$ 23,000					$ 8,000,000
SST VI | Class Y and Class Z [Member]
Related Party Transaction [Line Items]
Offering price | $ / shares																			$ 9.3
SST VI | Maximum
Related Party Transaction [Line Items]
Offering price | $ / shares															$ 10
SST VI Advisory Agreement
Related Party Transaction [Line Items]
Rate of acquisition fees of purchase price of contract												1.00%
Monthly asset management fee												0.0625%
Monthly asset management fee one twelfth of less than one percentage of average invested assets												one-twelfth of 0.75
Commission percentage of contract sales price												50.00%
SST VI Advisory Agreement | Disposition Fee
Related Party Transaction [Line Items]
Rate of disposition fee of contract sales price												1.00%
SST VI Advisory Agreement | Disposition Fee | Maximum
Related Party Transaction [Line Items]
Rate of disposition fee of contract sales price												6.00%
Strategic Storage Growth Trust I I I Advisory Agreement
Related Party Transaction [Line Items]
Rate of acquisition fees of purchase price of contract												1.00%
Monthly asset management fee												0.0625%
Monthly asset management fee one twelfth of less than one percentage of average invested assets												one-twelfth of 0.75
Strategic Storage Growth Trust I I I Advisory Agreement | Disposition Fee
Related Party Transaction [Line Items]
Rate of disposition fee of contract sales price												1.50%
Strategic Storage Growth Trust I I I Advisory Agreement | Disposition Fee | Pacific Oak Holding Group
Related Party Transaction [Line Items]
Rate of disposition fee of contract sales price																		17.50%
Administrative Services Agreement
Related Party Transaction [Line Items]
Receivables due from related parties												$ 12,000
SST VI OP
Related Party Transaction [Line Items]
Purchase units of limited partnership interest | shares							600,000					1,000,000
Purchase commitment amount							$ 15,000,000
Description of preferred investor distributions							SmartStop, through its subsidiary, received distributions, payable monthly in arrears, at a rate of 7.0% per annum from the date of issuance until the second anniversary of the date of issuance, 8.0% per annum commencing thereafter until the third anniversary of the date of issuance, 9.0% per annum commencing thereafter until the fourth anniversary of the date of issuance, and 10% per annum thereafter, payable monthly.
SST VI OP | Up to Second Anniversary
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears							7.00%
SST VI OP | Up to Third Anniversary
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears							8.00%
SST VI OP | Up to Fourth Anniversary
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears							9.00%
SST VI OP | Investment Thereafter
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears							10.00%
SST VI OP | Other Income
Related Party Transaction [Line Items]
Loss related to equity interest												$ 900,000	900,000
Property Management Agreement
Related Party Transaction [Line Items]
Our former external property management fee												$ 3,000
Percentage of fee of former external property managers												6.00%
Construction management fee												5.00%
Cost of construction or capital improvement work												$ 10,000
One time fee for former external property managers												3,750
Write-off of carrying value related to intangible asset										$ 600,000
Property Management Agreement | Other Income
Related Party Transaction [Line Items]
Change in deferred tax liability														200,000
SmartStop OP
Related Party Transaction [Line Items]
Investment of preferred investor																					$ 5,000,000
Investment																							$ 5,000,000
SSGT III OP
Related Party Transaction [Line Items]
Principal borrowing amount												10,000,000	4,000,000
SSGT III OP | Other Income
Related Party Transaction [Line Items]
Loss related to equity interest												600,000	700,000
Dividend distribution received												$ 300,000	$ 300,000
SST VI Mezzanine Loan
Related Party Transaction [Line Items]
Outstanding amount														$ 35,000,000						$ 15,000,000
Commitment fee percentage											1.00%
SST VI Mezzanine Loan | Minimum
Related Party Transaction [Line Items]
Increased the principal borrowing amount								$ 45,000,000
SST VI Mezzanine Loan | Maximum
Related Party Transaction [Line Items]
Debt issued											$ 45,000,000
Increased the principal borrowing amount								$ 55,000,000
SST VI Mezzanine Loan | Pacific Oak Holding Group
Related Party Transaction [Line Items]
Debt instrument, description of variable rate basis								SOFR plus 3.0%			LIBOR plus 3.0%
SSGT III Mezzanine Loan
Related Party Transaction [Line Items]
Debt issued									$ 50,000,000
Fully repayment of debt			$ 1,000,000
Debt instrument, description of variable rate basis								SOFR plus 3.0%
Line of credit facility, current borrowing capacity									$ 42,000,000
Commitment fee percentage									1.00%
SSGT III Mezzanine Loan | Upon Achievement Of Certain Financial Conditions
Related Party Transaction [Line Items]
Debt instrument, description of variable rate basis								SOFR plus 4.0%
SSGT III Mezzanine Loan | Minimum
Related Party Transaction [Line Items]
Increased the principal borrowing amount								$ 50,000,000
SSGT III Mezzanine Loan | Maximum
Related Party Transaction [Line Items]
Increased the principal borrowing amount								$ 77,000,000
SSGT III Bridge Loan
Related Party Transaction [Line Items]
Principal borrowing amount																$ 20,000,000
Line of credit facility, Frequency of payments												SSGT III will be required to pay down at least 15% of the balance within four months, 35% within six months, 55% within nine months, and 75% within twelve months from the final draw
Net proceeds to pay down within four months																15.00%
Net proceeds to pay down within six months																35.00%
Net proceeds to pay down within nine months																55.00%
Net proceeds to pay down within twelve months																75.00%
Repayment of borrowings												$ 17,000,000
Amount outstanding												$ 2,900,000
SSGT III Promissory Note
Related Party Transaction [Line Items]
Debt issued	$ 7,000,000
Debt instrument, description of variable rate basis	SOFR plus 3.0%
Commitment fee percentage	0.50%